UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06173

UBS Municipal Money Market Series
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2006

Item 1.  Schedule of Investments

UBS RMA New Jersey Municipal Money Fund

Schedule of investments – September 30, 2006 (unaudited)

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)
Municipal bonds and notes—95.75%
675	New Jersey Economic Development Authority (Bayonne Project Improvement), Series A	A	3.810	675,000
4,100	New Jersey Economic Development Authority (Bayonne Project Improvement), Series B	A	3.810	4,100,000
2,870	New Jersey Economic Development Authority (Bayonne Project Improvement), Series C	A	3.810	2,870,000
3,600	New Jersey Economic Development Authority (Crowley Liner Services Project)	A	3.710	3,600,000
1,250	New Jersey Economic Development Authority (Danic Urban Renewal)	A	3.700	1,250,000
405	New Jersey Economic Development Authority (Kenwood USA Corp. Project)	A	3.760	405,000
2,000	New Jersey Economic Development Authority Market Transition Facility Revenue Refunding (Senior Lien), Series A (MBIA Insured)	07/01/07	6.000	2,035,879
4,000	New Jersey Economic Development Authority Revenue (First Mortgage Winchester Gardens), Series A	11/01/06	8.625	4,095,312
555	New Jersey Economic Development Authority Revenue (Hun School Princeton Project)	A	3.740	555,000
300	New Jersey Economic Development Authority Revenue (Lawrenceville School Project), Series B	A	3.800	300,000
1,785	New Jersey Economic Development Authority Revenue (PUTTERs), Series 853 (FSA Insured)*	A	3.780	1,785,000
4,000	New Jersey Economic Development Authority Revenue Refunding (Foreign Trade Zone Project)	A	3.860	4,000,000
3,200	New Jersey Economic Development Authority Specialty Facilities Revenue (Port Newark Container LLC)+	A	3.770	3,200,000
7,505	New Jersey Economic Development Authority (Stolthaven Project), Series A	A	3.680	7,505,000
1,800	New Jersey Economic Development Authority (Thermal Energy Limited Partnership)+	A	3.780	1,800,000
2,000	New Jersey Economic Development Authority Transportation, Series N10-Regulation D (AMBAC Insured)*	A	3.730	2,000,000
6,150	New Jersey Economic Development Authority Water Facilities Revenue Refunding (United Water NJ, Inc. Project), Series A (AMBAC Insured)	A	3.830	6,150,000
1,000	New Jersey Economic Development Authority Water Facilities Revenue Refunding (United Water NJ, Inc. Project), Series C (AMBAC Insured) +	A	3.870	1,000,000
4,800	New Jersey Educational Facilities Authority (College of New Jersey), Series A (AMBAC Insured)	A	3.710	4,800,000
7,500	New Jersey Educational Facilities Authority (Princeton University), Series B	A	3.620 to 3.700	7,500,000
7,100	New Jersey Educational Facilities Authority Revenue Refunding (Institutional Advanced Study), Series B	A	3.700	7,100,000
2,500	New Jersey Health Care Facilities Authority (Capital Health Systems Obligation), Group B	A	3.710	2,500,000
4,420	New Jersey Health Care Facilities Authority (Community Hospital Group), Series A-1	A	3.710	4,420,000
2,545	New Jersey Health Care Facilities Authority (Robert Wood Johnson University)	A	3.710	2,545,000
5,800	New Jersey Health Care Facilities Authority (St. Peter’s Hospital), Series B	A	3.510	5,800,000
4,440	New Jersey Health Care Facilities Financing Authority (St. Barnabas Health Care System), Series A	A	3.710	4,440,000
5,315	New Jersey Health Care Facilities Financing Authority Revenue, Series A3	A	3.700	5,315,000
1,280	New Jersey Health Care Facilities Financing Authority Revenue, Series A4	A	3.710	1,280,000
2,760	New Jersey Sports & Exposition Authority, Series B-1 (MBIA Insured)	A	3.700	2,760,000
6,000	New Jersey State Housing & Mortgage Finance Agency Revenue (Multi-Family Housing), Series D (FGIC Insured)+	A	3.770	6,000,000
1,570	New Jersey State Housing & Mortgage Finance Agency Revenue (Single Family Housing), Series N	A	3.730	1,570,000
2,310	New Jersey State Transportation Trust Fund Authority (PUTTERs), Series 1144 (FSA Insured)*	A	3.780	2,310,000
5,000	New Jersey Turnpike Authority (FGIC Insured)	A	3.690	5,000,000
1,350	New Jersey Turnpike Authority Revenue, Series C-1 (FSA Insured)	A	3.700	1,350,000
2,400	New Jersey Turnpike Authority Revenue, Series C-2 (FSA Insured)	A	3.700	2,400,000
910	Atlantic County Improvement Authority Revenue (Pooled Government Loan Program)	A	3.750	910,000
600	Bergen County Improvement Authority Limited Obligation Subordinated Special Purpose (EnCap Golf Holdings, LLC), Series C+	A	3.760	600,000
2,000	Bergen County Improvement Authority (Senior Special Purpose Limited Obligation), Series B+	A	3.740	2,000,000
5,243	Boonton Bond Anticipation Notes	03/29/07	4.000	5,254,037
670	Essex County Improvement Authority Revenue (Jewish Community Center Metropolitan Project)	A	3.710	670,000
1,600	Essex County Improvement Authority Revenue (Pooled Government Loan Program)	A	3.750	1,600,000
2,500	Mercer County Improvement Authority (Atlantic Foundation) (MBIA Insured)	A	3.690	2,500,000
1,605	Middle Township School District Grant Anticipation Notes	12/06/06	4.500	1,606,391

Principal
amount		Maturity	Interest
(000) ($)		dates	rates (%)	Value ($)
4,000	Montclair Township Temporary Notes	03/15/07	4.250	4,011,000
7,985	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 3	A	3.800	7,985,000
100	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 4 +	A	3.800	100,000
600	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 5	A	3.800	600,000
2,935	Rutgers State University Refunding, Series A	A	3.800	2,935,000
1,525	Salem County Pollution Control Financing Refunding (Atlantic City Electric), Series A (MBIA Insured)	A	3.730	1,525,000
2,000	Union County Industrial Pollution Control Financing Authority Pollution Control Revenue Refunding (Exxon Project)	A	3.650	2,000,000
1,500	University of Medicine & Dentistry, Series B	A	3.740	1,500,000
Total municipal bonds and notes (cost—$150,212,619)				150,212,619

Tax-exempt commercial paper—3.85%
3,000	New Jersey Economic Development Authority Revenue (Keystone Energy Service Co.)	12/07/06	3.610	3,000,000
3,045	Port Authority of New York and New Jersey	10/06/06 to 12/08/06	3.500 to 3.570	3,045,000
Total tax-exempt commercial paper (cost—$6,045,000)				6,045,000

Total investments (cost—$156,257,619 which approximates cost for federal income tax purposes)(1)—99.60%				156,257,619
Other assets in excess of liabilities—0.40%				626,081
Net assets (applicable to 156,880,288 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				156,883,700

A                                      Variable rate demand notes are payable on demand.  The interest rates shown are the current rates as of September 30, 2006 and reset periodically.

(1)                                  Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

*                                         Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.89% of net assets as of September 30, 2006, are considered liquid and may not be resold in transactions exempt from registration, normally to qualified institutional buyers.

+                                         Securities subject to Alternative Minimum Tax

AMBAC – American Municipal Bond Assurance Company

FGIC – Financial Guaranty Insurance Company

FSA – Financial Security Assurance

MBIA – Municipal Bond Investors Assurance

PUTTERs – Puttable tax-exempt receipts

Weighted average maturity – 21 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2006.

Item 2.  Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)     Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	November 29, 2006

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2006